Redeemable Convertible and Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Abstract]
Schedule of Convertible Preferred Stock

As of December 31, 2019, the Company’s preferred stock consisted of the following (in thousands, except share data):

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued And Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	2,304,815	2,304,815	$4,656	$4,801	768,195
Series B-1	14,921,676	14,921,676	20,907	18,942	3,488,407
Series B-2	8,790,249	8,790,249	12,272	10,626	2,054,993
Series B-3	299,999	—	—	—	—
Series C	6,452,619	6,452,619	385	—	1,508,503
Series D	53,593,440	53,593,440	100,296	100,296	12,529,125

	86,362,798	86,062,799	$138,516	$134,665	20,349,223

As of December 31, 2019, the Preferred Stock consisted of the following (in thousands, except share data):

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	2,304,815	2,304,815	$4,656	$4,801	768,195
Series B-1	14,921,676	14,921,676	20,907	18,942	3,488,407
Series B-2	8,790,249	8,790,249	12,272	10,626	2,054,993
Series B-3	299,999	—	—	—	—
Series C	6,452,619	6,452,619	385	—	1,508,503
Series D	53,593,440	53,593,440	100,296	100,296	12,529,125

	86,362,798	86,062,799	$138,516	$134,665	20,349,223

Schedule of Temporary Equity Issuance Price and Conversion Price

The original issuance price and conversion price for each class of Preferred Stock is as follows:

	ORIGINAL ISSUANCE PRICE	CONVERSION PRICE
Series A	$2.408	$7.2247
Series B-1	$1.200	$5.1330
Series B-2	$1.200	$5.1330
Series B-3	$1.200	$5.1330
Series C	$1.573	$6.7285
Series D	$1.8659	$7.9814

Schedule of Reserved Common Stock for Warrants to Purchase Common Stock and Future Issuance

As of September 30, 2020, the Company had reserved common stock for the exercise of stock options and restricted stock units issued under the 2019 Stock Incentive Plan and the 2020 Stock Option and Incentive Plan and for the future issuance under the 2020 Stock Option and Incentive Plan and 2020 Employee Stock Purchase Plan as follows:

Stock Reserved
For exercise of stock options under the 2019 Stock Incentive Plan	4,089,929
For exercise of stock options under the 2020 Stock Option and Incentive Plan	857,177
For restricted stock units granted under the 2020 Stock Option and Incentive Plan	18,200
For future issuance under the 2020 Stock Option and Incentive Plan	2,630,487
For future issuance under the 2020 Employee Stock Purchase Plan	367,545

7,963,338

As of December 31, 2019, the Company had reserved common stock for the conversion of outstanding Preferred Stock, warrants to Preferred Stock, a warrant to purchase common stock, conversion of outstanding enterprise junior stock and the future issuance under the 2019 Equity Incentive Plan as follows:

SHARES RESERVED
For Series A Preferred Stock outstanding	768,195
For Series B-1 Preferred Stock outstanding	3,488,407
For Series B-2 Preferred Stock outstanding	2,054,993
For future issuances of Series B-3 Preferred Stock pursuant to warrants to purchase Series B-3 Preferred Stock	70,133
For Series C Preferred Stock outstanding	1,508,503
For Series D Preferred Stock outstanding	12,529,125
For future issuances of common stock pursuant to warrant to purchase common stock	297,241
For exercise of stock options under the 2019 Stock Incentive Plan	5,427,377
For conversion of vested and unvested enterprise junior stock(1)	676,795

26,820,769